Schedule of share capital (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share Capital
Beginning balance		$ 47,930,486	$ 45,038,037	$ 35,505,073
Balance, shares		1,276,248	20,528,803	18,598,414
Share issue, Nasdaq initial public offering				$ 7,973,486
Share issue, Nasdaq initial public offering, shares				1,454,546
Issue on conversion of convertible notes				$ 2,542,812
Issue on conversion of convertible notes, shares				475,843
Reduction of ordinary shares due to Reverse Share Split
Reduction of ordinary shares due to Reverse Share Split, shares			(19,497,565)
Share issue, At the Market Offering	[1]	$ 769,936	$ 3,295,822
Share issue, At The Market Offering, shares	[1]	105,937	245,010
Ending balance		$ 48,700,422	$ 48,333,859	$ 46,021,371
Net share capital (shares)		1,382,185	1,276,248	20,528,803
Share issue costs		$ (111,534)	$ (403,373)	$ (983,334)
Net share capital balance		$ 48,588,888	$ 47,930,486	$ 45,038,037

[1]	On 18 May 2023, the Company entered into an At The Market Offering Agreement (“Sales Agreement”) with H.C. Wainwright & Co., LLC, relating to the sale of our ordinary shares. During the financial year ended 30 June 2024, the Company sold 105,937 ordinary shares for total gross proceeds of US$506,220 (equivalent to $769,936) under the Sales Agreement, pursuant to the prospectus supplement dated 21 July 2023 forming a part of the registration statement on Form F-3 (File No. 333-272066), as amended, filed with the Securities and Exchange Commission which became effective on 1 June 2023.